Events after the reporting period	12 Months Ended
Dec. 31, 2019
Events after the reporting period
Events after the reporting period

29. Events after the reporting period

On February 19, 2020, the Company approved a cash dividend of $0.14 per common share. The dividend of $33 million will be payable on April 1, 2020 to shareholders of record on March 18, 2020.